CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 511,795	$ 529,596
Short-term investments	896,044	1,041,943
Trade receivables (net of allowance for credit losses of $16,712 and $9,253 at December 31, 2023 and 2022, respectively)	585,154	518,517
Debt hedge option	121,922	122,323
Prepaid expenses and other current assets	197,967	204,754
Total current assets	2,312,882	2,417,133
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	219,332	231,496
Property and equipment, net	174,414	159,285
Deferred tax assets	178,971	116,889
Operating lease right-of-use assets	104,565	102,893
Other intangible assets, net	305,501	209,605
Goodwill	1,821,969	1,617,118
Total long-term assets	2,804,752	2,437,286
Total assets	5,117,634	4,854,419
CURRENT LIABILITIES:
Trade payables	66,036	56,019
Deferred revenues and advances from customers	302,649	338,930
Current maturities of operating leases liabilities	13,747	13,525
Debt	209,229	209,292
Accrued expenses and other liabilities	528,660	523,451
Total current liabilities	1,120,321	1,141,217
LONG-TERM LIABILITIES:
Deferred revenues and advances from customers	52,458	57,211
Accrued severance pay	17,078	16,446
Deferred tax liabilities	8,596	7,336
Debt	457,081	455,382
Operating leases	102,909	99,262
Other long-term liabilities	4,691	22,142
Total long-term liabilities	642,813	657,779
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Authorized: 125,000,000 shares at December 31, 2023 and 2022; Issued: 74,774,827 and 74,774,827 shares at December 31, 2023 and 2022, respectively; Outstanding: 62,870,669 and 63,634,991 shares at December 31, 2023 and 2022, respectively	18,961	18,961
Additional paid-in capital	2,123,487	1,951,035
Treasury shares at cost – 11,904,158 and 11,139,836 Ordinary shares at December 31, 2023 and 2022, respectively	(1,005,104)	(743,054)
Accumulated other comprehensive loss	(59,110)	(111,255)
Retained earnings	2,262,898	1,926,398
Total attributable to NICE Ltd.'s shareholders	3,341,132	3,042,085
Non-controlling interests	13,368	13,338
Total shareholders' equity	3,354,500	3,055,423
Total liabilities and shareholders' equity	$ 5,117,634	$ 4,854,419